Related Party Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Related Party Notes Payable [Abstract]
Schedule of outstanding notes payable
	December 31, 2016	March 31, 2016
First Senior Note	$1,000,000	$1,000,000
Second Senior Note	2,154,100	1,784,000
Total	$3,154,100	$2,784,000

	As of March 31,
	2016	2015 (Restated)
First Senior Note	$1,000,000	$825,000
Second Senior Note	1,784,000	—
Total	$2,784,000	$825,000